OTHER PAYABLES AND ACCRUALS	12 Months Ended
Dec. 31, 2020
OTHER PAYABLES AND ACCRUALS
OTHER PAYABLES AND ACCRUALS

18.    OTHER PAYABLES AND ACCRUALS

Other payables and accruals consisted of the following:

	As of December 31,
	2019	2020
	RMB	RMB
Payables for purchase of property, plant and equipment	1,907,043,892	1,973,618,323
Freight payables	463,924,999	505,793,582
Accrued utilities, rentals and interest	86,349,122	338,652,891
Countervailing and anti-dumping duty	326,735,668	255,616,292
Accrued warranty cost	99,471,928	122,799,090
Commission payables	30,558,458	90,591,153
Value-added tax and other tax payables	43,243,416	38,709,295
Contracted labor fee	55,971,430	18,351,990
Accrued professional service fees	10,881,679	11,434,943
Insurance premium payables	740,908	6,811,786
Others	31,008,256	46,015,997
Total	3,055,929,756	3,408,395,342